Provisions - Summary of Changes in Provisions (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Beginning balance	₩ 200,366	₩ 257,397
Increase (Transfer)	37,629	24,879
Usage	(14,708)	(30,081)
Reversal	(2,784)	(51,789)
Scope change	(177)
Others	1,897	(40)
Ending balance	222,223	200,366
Current	115,209	109,133
Non-current	107,014	91,233
Litigation [member]
Disclosure of other provisions [line items]
Beginning balance	36,329	80,165
Increase (Transfer)	592	6,005
Usage	(7,179)	(6,155)
Reversal	(35)	(43,686)
Ending balance	29,707	36,329
Current	29,130	34,730
Non-current	577	1,599
Restoration cost [member]
Disclosure of other provisions [line items]
Beginning balance	108,962	107,358
Increase (Transfer)	26,381	13,027
Usage	(1,138)	(8,143)
Reversal	(653)	(3,685)
Others	(393)	405
Ending balance	133,159	108,962
Current	26,945	19,918
Non-current	106,214	89,044
Others [member]
Disclosure of other provisions [line items]
Beginning balance	55,075	69,874
Increase (Transfer)	10,656	5,847
Usage	(6,391)	(15,783)
Reversal	(2,096)	(4,418)
Scope change	(177)
Others	2,290	(445)
Ending balance	59,357	55,075
Current	59,134	54,485
Non-current	₩ 223	₩ 590